SHARE-BASED COMPENSATION - Disclosure of RSUs outstanding (Details) - RSUs [Member] - Share Share in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	54,978	18,273
Granted	30,531	43,380
Exercised	(1,413)	(110)
Expired	(313)	(1,693)
Forfeited	(187)	(4,872)
Ending balance	83,596	54,978
Exercisable	60,962